Principal Accounting Policies (Details 4) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Advertising Expense
Advertising expenses	¥ 1,679.3	$ 241.2	¥ 2,222.2	¥ 1,998.4
Foreign currency translation
Buying rate per US$	6.9618	6.9618
Licensing right
Intangible assets
Estimated useful lives of assets	over the license period	over the license period
Technology
Intangible assets
Estimated useful lives of assets	10 years	10 years